Stock options granted (Details)	12 Months Ended
	Dec. 31, 2017 KRW (₩) shares
4th grant
Stock options granted [Line Items]
Grant date	March 30, 2005
Exercise price in won | ₩	₩ 28,006	[1]
Number of shares granted	2,695,200
Contractual exercise period	August 30, 2018
Changes in number of shares granted:
Balance at January 1, 2017	102,389
Exercised	(99,889)
Balance at December 31, 2017	2,500
Fair value per share in won	₩21,394
5th grant
Stock options granted [Line Items]
Grant date	March 21, 2006
Exercise price in won | ₩	₩ 38,829	[1]
Number of shares granted	3,296,200
Contractual exercise period	August 21, 2019
Changes in number of shares granted:
Balance at January 1, 2017	108,356
Exercised	(105,856)
Balance at December 31, 2017	2,500
Fair value per share in won	₩10,571
6th grant
Stock options granted [Line Items]
Grant date	March 20, 2007
Exercise price in won | ₩	₩ 54,560	[1]
Number of shares granted	1,301,050
Contractual exercise period	August 19, 2020
Changes in number of shares granted:
Balance at January 1, 2017	58,764
Exercised	0
Balance at December 31, 2017	58,764
Fair value per share in won	₩3,154
7th grant
Stock options granted [Line Items]
Grant date	March 19, 2008
Exercise price in won | ₩	₩ 49,053	[1]
Number of shares granted	808,700
Contractual exercise period	May 17, 2021/ September 17, 2021
Changes in number of shares granted:
Balance at January 1, 2017	45,628
Exercised	0
Balance at December 31, 2017	45,628
Fair value per share in won	₩5,401(Expiration of contractual exercise period : May 17, 2021), ₩5,536(Expiration of contractual exercise period : Sep 17, 2021)

[1]	The weighted average exercise price in won for 109,392 stock options outstanding at December 31, 2017 is ₩51,297.